Goldman Sachs Dynamic Municipal Income Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Dynamic Municipal Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 446
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,247
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,768
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	504
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,107
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	603
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 492